Debt (Details) - Derivative Financial Instruments, Liabilities [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility
Risk-free interest rate
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	197.50%
Risk-free interest rate	1.54%
Expected term	4 years 3 months
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	135.41%
Risk-free interest rate	0.16%
Expected term	3 months